Called Up Share Capital (Details) - Schedule of Issued, Called Up and Fully Paid	Sep. 30, 2022 GBP (£)	Dec. 31, 2021 GBP (£) shares	Dec. 31, 2020 GBP (£) shares	Dec. 17, 2020 USD ($)	Dec. 31, 2019 GBP (£) shares
Class of Stock [Line Items]
Stockholders' Equity, Amount	£ 48,386,304	£ 56,291,693	£ 60,791,518
Called up share capital
Class of Stock [Line Items]
Shares, Outstanding		743,318	694,888		687,960
Stockholders' Equity, Amount | £		£ 7,433	£ 6,948		£ 6,880
Ordinary shares | Called up share capital
Class of Stock [Line Items]
Shares, Outstanding		714,908	664,331		657,403
Stockholders' Equity, Amount | £		£ 7,149	£ 6,643		£ 6,575
Class A Ordinary Shares | Called up share capital
Class of Stock [Line Items]
Shares, Outstanding		28,410	28,410		28,410
Stockholders' Equity, Amount | £		£ 284	£ 284		£ 284
Class E Ordinary Shares | Called up share capital
Class of Stock [Line Items]
Shares, Outstanding			2,145		2,145
Stockholders' Equity, Amount | £			£ 21		£ 21
Class E1 Ordinary Shares | Called up share capital
Class of Stock [Line Items]
Shares, Outstanding			1		1
Class E2 Ordinary Shares | Called up share capital
Class of Stock [Line Items]
Shares, Outstanding			1		1